Investment Objectives and Goals	Jun. 29, 2026
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Global Strategic Income Fund
Invesco International Bond Fund | Invesco International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco International Bond Fund
Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco V.I. Global Strategic Income Fund